Investment Risks	Oct. 28, 2025
IMS Capital Value Fund | Value Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Value Securities Risk. Value stocks appear underpriced based on valuation measures, such as lower price-to-earnings and price-to-book ratios. Investments in value-oriented securities may expose the Value Fund to the risk of underperformance during periods when value stocks do not perform as well as other kinds of investments or market averages.

IMS Capital Value Fund | Large-Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Large-Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.

IMS Capital Value Fund | Investment Company Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment Company Securities Risk. When the Value Fund invests in other investment companies, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Value Fund will incur higher expenses, which may be duplicative. In addition, the Value Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks, such as the fact that the ETF’s shares may trade at a market price above or below their net asset value, or an active market may not develop. To the extent that the Value Fund invests in ETFs that invest in commodities, the Value Fund will be subject to the risk that the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which expose them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

IMS Capital Value Fund | Industry Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Industry Focus Risk. The value of securities in a particular industry (such as financial services, technology, or healthcare) may decline because of changing expectations for the performance of a specific industry. The Fund intends to hold many different individual securities to manage risks in a particular industry. However, the Fund focuses on healthcare, technology, financial services, communications/entertainment, consumer, consolidating, and defensive industries. As a consequence, the share price of the Fund may fluctuate in response to factors affecting a particular industry. It may fluctuate more widely than a fund that invests in a broader range of industries. The Fund may be more susceptible to any economic, political, or regulatory occurrence affecting the above industries.

IMS Capital Value Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. Through active trading, the Value Fund may have a high portfolio turnover rate, meaning greater distributions taxable to shareholders as ordinary income for federal income tax purposes and lower performance due to increased brokerage costs.

IMS Capital Value Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Value Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
IMS Strategic Income Fund | Investment Company Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Investment Company Securities Risk. When the Income Fund invests in other investment companies, including ETFs, it will indirectly bear its proportionate share of any fees and expenses payable directly by the other investment company. Therefore, the Income Fund will incur higher expenses, which may be duplicative. In addition, the Income Fund may be affected by losses of the underlying funds and the level of risk arising from the investment practices of the underlying funds (such as the use of leverage by the underlying funds). ETFs are subject to additional risks, such as the fact that the ETF’s shares may trade at a market price above or below their net asset value, or an active market may not develop. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including derivative transactions and short-selling techniques. To the extent that the Income Fund invests in ETFs that invest in commodities, it will be subject to the risk that the demand and supply of these commodities may fluctuate widely. Commodity ETFs may use derivatives, which expose them to further risks, including counterparty risk (i.e., the risk that the institution on the other side of their trade will default).

IMS Strategic Income Fund | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Portfolio Turnover Risk. Through active trading, the Income Fund may have a high portfolio turnover rate, which can mean greater distributions taxable to shareholders as ordinary income for federal income tax purposes and lower performance due to increased brokerage costs.

IMS Strategic Income Fund | Fixed-Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Fixed-Income Securities Risk. The value of the Income Fund may fluctuate based on changes in interest rates and market conditions. As interest rates rise, the value of most income-producing instruments decreases to adjust the price to market yields. Interest rate risk is greater for long-term debt than short-term and floating-rate securities. An issuer of a security may become unable to meet its obligations. This risk is greater for securities that are rated below investment grade or that are unrated.

IMS Strategic Income Fund | High-Yield Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	High-Yield Securities Risk. The Income Fund may be subject to greater price volatility due to investing in high-yield fixed-income securities and unrated securities of similar credit quality (commonly known as “junk bonds”). The issuers of such bonds have a lower ability to make principal and interest payments, and are thus more likely to default. If this occurs, or is perceived as likely to occur, the values of these securities will generally be more volatile and are likely to fall. A default or expected default could also make it difficult for the Income Fund to sell the securities at the value it previously placed on them. An economic downturn, a period of rising interest rates or increased price volatility could adversely affect the market for these securities, and reduce the number of buyers should the Income Fund need to sell these securities (liquidity risk). Should an issuer declare bankruptcy, the Income Fund could also lose its entire investment. When the Income Fund invests in foreign high-yield bonds (including sovereign debt), it will be subject to additional risks not typically associated with investing in U.S. securities. These risks are described below under “Foreign securities risk.”

IMS Strategic Income Fund | Credit Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Credit Risk. An issuer of debt securities may not make timely payments of principal and interest.

IMS Strategic Income Fund | Dividend Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Dividend Strategy Risk. There can be no assurances that the Adviser can correctly anticipate the level of dividends that companies will pay in any given timeframe. If the Adviser’s expectations as to potential dividends are wrong, the Income Fund’s performance may be adversely affected. The strategy will also expose the Income Fund to increased trading costs and potential short-term capital losses or gains.

IMS Strategic Income Fund | Dividend Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Dividend Tax Risk. There can be no assurances that the dividends received by the Income Fund from its investments will consist of tax-advantaged qualifying dividends eligible for either the dividends-received deduction for corporate Income Fund shareholders that are otherwise eligible for such deduction or treatment as qualified dividends eligible for long-term capital gain rates in respect of non-corporate Income Fund shareholders. Furthermore, there is no guarantee that dividends received by the Income Fund will continue to receive favorable tax treatment in future years.

IMS Strategic Income Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Preferred Stock Risk. Preferred stocks rated in the lowest investment grade categories have speculative characteristics. Preferred stock generally is subject to risks associated with fixed income securities, including credit risk and sensitivity to interest rates. Changes in economic conditions or other circumstances that harm the issuer may lead to a weakened capacity to pay the preferred stock obligations. Under certain conditions, preferred stock issuers may skip or defer dividend payments for long periods. As with common stock, preferred stock is subordinated to bonds and other debt instruments in any issuer’s capital structure in terms of priority to corporate income and liquidation payments, and therefore is subject to greater credit risk than those debt instruments.

IMS Strategic Income Fund | REIT Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	REIT Risk. To the extent that the Income Fund invests in companies that invest in REITs, the Income Fund may be subject to risk associated with the real estate market as a whole, such as taxation, regulations, and economic and political factors that negatively impact the real estate market, and with direct ownership of real estate, such as real estate values, overbuilding, environmental liabilities and increases in operating costs, interest rates, and property taxes.

IMS Strategic Income Fund | Income Trust Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Income Trust Risk. Investments in income trusts are subject to various risks related to the underlying operating companies controlled by such trusts, including dependence upon specialized management skills and the risk that such management may lack or have limited operating histories. When the Income Fund invests in oil royalty trusts, its return on the investment will be highly dependent on oil and gas prices, which can be highly volatile. Moreover, oil royalty trusts are subject to the risk that the underlying oil and gas reserves attributable to the royalty trust may be depleted. As a group, business trusts typically invest in a broad range of industries. Therefore, the related risks will vary depending on the underlying industry in the business trust’s portfolio.

IMS Strategic Income Fund | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]
●	Liquidity Risk. Some securities may be illiquid and have few market makers and low trading volume, which tends to increase transaction costs and may make it difficult for the Fund to dispose of a security at all or at a price that represents current or fair market value.

IMS Strategic Income Fund | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Income Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.